MILITIA LONG/SHORT EQUITY ETF
SCHEDULE OF INVESTMENTS
February 28, 2026 (Unaudited)

	Shares	Value
COMMON STOCKS - 133.1%
Communication Services - 5.8%
Alternative Carriers - 0.8%
U-Next Holdings Co. Ltd.	332,736	$3,965,176

Interactive Home Entertainment - 0.2%
Nihon Falcom Corp.	70,716	1,214,487

Interactive Media & Services - 4.8%
Alphabet, Inc. - Class C (a)	72,062	22,442,268
ZIGExN Co. Ltd.	471,666	1,344,036
		23,786,304
Total Communication Services		28,965,967

Consumer Discretionary - 12.4%
Apparel Retail - 0.4%
and ST HD Co. Ltd.	108,178	2,075,377

Apparel, Accessories & Luxury Goods - 1.4%
LVMH Moet Hennessy Louis Vuitton SE	7,037	4,524,148
PRADA SpA	451,241	2,566,688
		7,090,836
Automotive Parts & Equipment - 0.5%
Shoei Co. Ltd.	117,029	1,348,908
Tokyo Radiator Manufacturing Co. Ltd.	68,118	799,977
		2,148,885
Broadline Retail - 3.5%
Amazon.com, Inc. (a)(b)	82,788	17,385,480

Computer & Electronics Retail - 0.7%
Nojima Corp.	460,811	3,455,382

Consumer Electronics - 0.3%
Tamron Co. Ltd.	207,540	1,399,415

Homebuilding - 2.9%
Century Communities, Inc. (a)	82,354	5,536,659
FJ Next Holdings Co. Ltd.	97,382	1,214,742
Open House Group Co. Ltd.	70,641	5,233,672
Sumitomo Forestry Co. Ltd.	232,028	2,518,410
		14,503,483

MILITIA LONG/SHORT EQUITY ETF
SCHEDULE OF INVESTMENTS
February 28, 2026 (Unaudited)

	Shares	Value
Leisure Facilities - 0.7%
Nippon Ski Resort Development Co. Ltd.	112,167	$343,328
Tokyotokeiba Co. Ltd.	86,212	3,295,781
		3,639,109
Leisure Products - 0.9%
Kawai Musical Instruments Manufacturing Co. Ltd.	52,592	1,001,560
Noritsu Koki Co. Ltd.	238,896	3,472,570
		4,474,130
Other Specialty Retail - 0.7%
Asahi Co. Ltd.	122,782	1,032,323
DAIWA CYCLE Co. Ltd.	40,418	1,080,557
Japan Eyewear Holdings Co. Ltd.	114,561	1,465,712
		3,578,592
Specialized Consumer Services - 0.3%
Heian Ceremony Service Co. Ltd.	63,210	598,241
San Holdings, Inc.	99,564	965,898
		1,564,139
Tires & Rubber - 0.1%
Tigers Polymer Corp.	61,882	512,364
Total Consumer Discretionary		61,827,192

Consumer Staples - 13.2%
Consumer Staples Merchandise Retail - 1.1%
Wal-Mart de Mexico SAB de CV	1,656,363	5,376,303

Food Retail - 6.8%
Eco's Co. Ltd.	81,310	1,601,052
Halows Co. Ltd.	80,259	2,520,862
Life Corp.	226,297	3,940,073
Mammy Mart Holdings Corp.	105,284	1,179,149
Sprouts Farmers Market, Inc. (a)(b)	335,562	24,787,965
		34,029,101
Household Products - 0.3%
Niitaka Co. Ltd.	75,754	1,236,978

Packaged Foods & Meats - 5.0%
Bourbon Corp.	51,032	1,094,722
Gruma SAB de CV - Class B	573,333	10,337,438
Ifuji Sangyo Co. Ltd.	80,336	1,057,154
Kikkoman Corp.	129,616	1,244,991
Kotobuki Spirits Co. Ltd.	114,250	1,454,051
Morinaga & Co. Ltd.	229,400	4,244,557
Nippn Corp.	97,190	1,784,291

MILITIA LONG/SHORT EQUITY ETF
SCHEDULE OF INVESTMENTS
February 28, 2026 (Unaudited)

	Shares	Value
Nisshin Oillio Group Ltd.	65,915	$2,574,722
Starzen Co. Ltd.	123,862	1,090,579
		24,882,505
Total Consumer Staples		65,524,887

Energy - 13.1%
Oil & Gas Equipment & Services - 0.1%
Nagaoka International Corp.	63,715	605,061

Oil & Gas Storage & Transportation - 13.0%
Energy Transfer LP (a)	1,578,356	29,736,227
MPLX LP (a)	244,374	14,403,404
Western Midstream Partners LP (a)	496,789	20,661,454
		64,801,085
Total Energy		65,406,146

Financials - 12.9%
Commercial & Residential Mortgage Finance - 1.5%
Federal Agricultural Mortgage Corp. - Class C (a)	46,632	7,352,001

Diversified Banks - 2.8%
BNP Paribas SA	122,439	13,816,361

Financial Exchanges & Data - 1.0%
Japan Exchange Group, Inc.	357,715	4,891,624

Investment Banking & Brokerage - 3.1%
Morgan Stanley (a)	28,284	4,709,569
Nomura Holdings, Inc.	488,355	4,542,219
SBI Holdings, Inc.	222,050	4,763,343
Traders Holdings Co. Ltd.	203,620	1,498,155
		15,513,286
Multi-line Insurance - 0.3%
SBI Insurance Group Co. Ltd.	93,706	1,456,909

Regional Banks - 4.1%
Axos Financial, Inc. (a)(b)	200,261	17,386,660
Parke Bancorp, Inc. (a)	116,194	3,237,165
		20,623,825
Specialized Finance - 0.1%
Entrust, Inc.	76,685	588,770
Total Financials		64,242,776

MILITIA LONG/SHORT EQUITY ETF
SCHEDULE OF INVESTMENTS
February 28, 2026 (Unaudited)

	Shares	Value
Health Care - 1.5%
Health Care Distributors - 0.2%
Koa Shoji Holdings Co. Ltd.	143,137	$830,418

Life Sciences Tools & Services - 1.3%
Medpace Holdings, Inc. (a)(b)	14,203	6,416,347
Total Health Care		7,246,765

Industrials - 44.4% (c)
Agricultural & Farm Machinery - 0.6%
YAMABIKO Corp.	115,912	2,850,204

Air Freight & Logistics - 0.1%
Being Holdings Co. Ltd.	102,126	504,205

Airport Services - 15.3%
Aena SME SA (d)	183,638	5,787,035
Corp. America Airports SA (a)(b)	478,085	13,625,423
Flughafen Zurich AG	8,299	2,849,627
Grupo Aeroportuario del Centro Norte SAB de CV - ADR (a)	189,063	23,095,936
Grupo Aeroportuario del Pacifico SAB de CV - ADR (a)	83,707	21,827,437
Grupo Aeroportuario del Sureste SAB de CV - ADR (a)	25,668	9,232,010
		76,417,468
Building Products - 1.7%
Nichias Corp.	104,092	6,399,560
Sanyo Industries Ltd.	63,394	2,131,198
		8,530,758
Construction & Engineering - 1.7%
Ichiken Co. Ltd.	44,533	1,884,949
Kitano Construction Corp.	103,318	1,023,488
Shinnihon Corp.	130,355	1,837,232
Subaru Enterprise Co. Ltd.	61,746	1,445,149
Tanabe Engineering Corp.	76,819	1,438,342
Ueki Corp.	51,629	1,072,815
		8,701,975
Construction Machinery & Heavy Transportation Equipment - 1.1%
Takeuchi Manufacturing Co. Ltd.	116,216	5,581,404

Diversified Support Services - 0.2%
VIS Co. Ltd.	74,812	796,672

Environmental & Facilities Services - 0.4%
Universal Engeisha KK	97,043	1,988,522

MILITIA LONG/SHORT EQUITY ETF
SCHEDULE OF INVESTMENTS
February 28, 2026 (Unaudited)

	Shares	Value
Human Resource & Employment Services - 0.6%
HIRAYAMA Holdings Co. Ltd.	74,682	$735,032
Human Holdings Co. Ltd.	66,201	777,464
Quick Co. Ltd.	221,713	1,335,971
		2,848,467
Industrial Conglomerates - 6.4%
Hikari Tsushin, Inc.	112,968	31,981,015

Industrial Machinery & Supplies & Components - 2.5%
Furukawa Co. Ltd.	61,569	2,302,456
Galilei Co. Ltd.	96,847	2,427,919
Maruzen Co. Ltd.	72,705	1,911,146
Musashi Co. Ltd.	59,737	1,017,516
Okamoto Machine Tool Works Ltd.	74,164	2,346,045
Shibuya Corp.	77,390	1,845,982
Teikoku Electric Manufacturing Co. Ltd.	26,908	590,144
		12,441,208
Marine Transportation - 0.6%
Mitsui OSK Lines Ltd.	76,920	2,855,839

Rail Transportation - 3.9%
Central Japan Railway Co.	226,188	6,674,186
Hankyu Hanshin Holdings, Inc.	239,639	6,989,759
Jungfraubahn Holding AG	14,044	5,689,934
		19,353,879
Trading Companies & Distributors - 9.3%
Daiichi Jitsugyo Co. Ltd.	74,669	1,711,747
Hanwa Co. Ltd.	91,423	5,251,268
ITOCHU Corp.	393,769	5,723,790
JK Holdings Co. Ltd.	73,231	731,536
Mitani Corp.	84,482	1,541,791
Mitsubishi Corp.	219,544	7,436,928
Mitsui & Co. Ltd.	123,151	4,630,632
Sojitz Corp.	116,294	5,272,382
Sumitomo Corp.	151,312	6,455,940
Totech Corp.	97,671	2,858,236
Tsubakimoto Kogyo Co. Ltd.	85,513	1,713,929
Yuasa Trading Co. Ltd.	73,840	3,063,959
		46,392,138
Total Industrials		221,243,754

MILITIA LONG/SHORT EQUITY ETF
SCHEDULE OF INVESTMENTS
February 28, 2026 (Unaudited)

	Shares	Value
Information Technology - 18.0%
Application Software - 0.6%
ISB Corp.	91,202	$1,167,437
NCS&A Co. Ltd.	51,297	563,014
NSW, Inc.	79,119	1,249,874
		2,980,325
Communications Equipment - 0.8%
SAXA, Inc.	73,170	3,846,737

Electronic Components - 0.3%
SEMITEC Corp.	71,965	1,374,185

Electronic Equipment & Instruments - 1.9%
Azbil Corp.	247,086	2,300,535
Hochiki Corp.	51,150	2,106,071
Jeol Ltd.	87,654	3,866,172
Kyoritsu Electric Corp.	80,641	1,513,003
		9,785,781
IT Consulting & Other Services - 0.9%
Asahi Intelligence Service Co. Ltd.	70,231	515,383
Itfor, Inc.	118,775	1,324,919
NCD Co. Ltd.	80,998	1,792,003
TechMatrix Corp.	69,472	855,026
		4,487,331
Semiconductor Materials & Equipment - 3.0%
GLTechno Holdings, Inc.	64,504	1,670,789
Inter Action Corp.	89,074	842,457
Lasertec Corp.	47,276	10,189,928
Rorze Corp.	98,508	2,099,914
		14,803,088
Semiconductors - 8.5%
RS Technologies Co. Ltd.	80,946	2,148,505
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR (a)	106,990	40,076,314
		42,224,819
Technology Distributors - 1.5%
Daitron Co. Ltd.	147,866	2,854,775
Kaga Electronics Co. Ltd.	105,359	2,941,538
Mitachi Co. Ltd.	106,048	1,657,626
		7,453,939
Technology Hardware, Storage & Peripherals - 0.5%
Buffalo, Inc.	69,302	2,343,128

MILITIA LONG/SHORT EQUITY ETF
SCHEDULE OF INVESTMENTS
February 28, 2026 (Unaudited)

	Shares	Value
MCJ Co. Ltd.	4,000	$58,707
		2,401,835
Total Information Technology		89,358,040

Materials - 8.3%
Commodity Chemicals - 1.2%
KEIWA, Inc.	135,349	1,189,986
PILLAR Corp.	88,038	4,791,874
		5,981,860
Construction Materials - 0.8%
Maeda Kosen Co. Ltd.	138,425	1,902,219
Shinagawa Refra Co. Ltd.	99,747	1,598,737
TYK Corp.	149,442	606,706
		4,107,662
Metal, Glass & Plastic Containers - 0.3%
Fuji Seal International, Inc.	74,177	1,367,975

Specialty Chemicals - 3.8%
C Uyemura & Co. Ltd.	76,639	10,644,510
JCU Corp.	94,998	4,239,977
SK Kaken Co. Ltd.	55,521	4,067,238
		18,951,725
Steel - 2.2%
Nippon Yakin Kogyo Co. Ltd.	89,797	3,053,322
Ternium SA - ADR (a)	181,051	7,870,287
		10,923,609
Total Materials		41,332,831

Real Estate - 3.5%
Diversified Real Estate Activities - 2.3%
Starts Corp., Inc.	97,550	3,335,684
Sumitomo Realty & Development Co. Ltd.	127,598	4,320,675
Tokyo Tatemono Co. Ltd.	132,205	3,702,908
		11,359,267
Real Estate Operating Companies - 1.2%
Hulic Co. Ltd.	466,158	6,176,037
Total Real Estate		17,535,304
TOTAL COMMON STOCKS (Cost $591,073,091)		662,683,662

MILITIA LONG/SHORT EQUITY ETF
SCHEDULE OF INVESTMENTS
February 28, 2026 (Unaudited)

	Shares	Value
CLOSED-END FUNDS - 3.1%
Capital Southwest Corp. (a)	695,306	$15,206,342
TOTAL CLOSED-END FUNDS (Cost $15,982,480)		15,206,342

SHORT-TERM INVESTMENTS
MONEY MARKET FUNDS - 0.0% (e)
First American Government Obligations Fund - Class X, 3.60% (f)	129,576	129,576
TOTAL MONEY MARKET FUNDS (Cost $129,576)		129,576

TOTAL INVESTMENTS - 136.2% (Cost $607,185,147)		$678,019,580
Liabilities in Excess of Other Assets - (36.2)%		(180,132,042)
TOTAL NET ASSETS - 100.0%		$497,887,538

Percentages are stated as a percent of net assets.

ADR - American Depositary Receipt
LP - Limited Partnership

(a)	All or a portion of the security has been pledged as collateral for securities sold short. The fair value of assets committed as collateral as of February 28, 2026 was $291,861,462.
(b)	Non-income producing security.
(c)
To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors.

(d)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of February 28, 2026, the value of these securities total $5,787,035 or 1.2% of the Fund’s net assets.

(e)	Represents less than 0.05% of net assets.
(f)	The rate shown represents the 7-day annualized yield as of February 28, 2026.

The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS is a service mark of MSCI, Inc. and S&P and has been licensed for use by U.S. Bank Global Fund Services.

MILITIA LONG/SHORT EQUITY ETF
SCHEDULE OF SECURITIES SOLD SHORT
February 28, 2026 (Unaudited)

	Shares	Value
EXCHANGE TRADED FUNDS - (46.2)%
AdvisorShares Pure US Cannabis ETF	(1,211,142)	$(4,699,231)
Global X SuperDividend ETF	(1,141,170)	(29,932,889)
Invesco QQQ Trust Series 1	(161,929)	(98,337,862)
iShares Russell 2000 ETF	(370,443)	(96,837,505)
TOTAL EXCHANGE TRADED FUNDS (Proceeds $226,794,237)		(229,807,487)

COMMON STOCKS - (6.6)%
Consumer Discretionary - (2.8)%
Automotive Retail - (1.4)%
CarMax, Inc.	(45,415)	(1,960,565)
Carvana Co.	(15,091)	(5,042,809)
		(7,003,374)
Restaurants - (1.4)%
Starbucks Corp.	(74,519)	(7,304,352)
Total Consumer Discretionary		(14,307,726)

Financials - (3.8)%
Asset Management & Custody Banks - (2.9)%
BlackRock TCP Capital Corp.	(1,151,119)	(4,708,077)
Brookfield Corp.	(61,788)	(2,708,786)
Runway Growth Finance Corp.	(899,142)	(6,968,350)
		(14,385,213)
Diversified Banks - (0.9)%
Wells Fargo & Co.	(54,266)	(4,419,966)
Total Financials		(18,805,179)
TOTAL COMMON STOCKS (Proceeds $38,042,490)		(33,112,905)

CLOSED-END FUNDS - (4.5)%
Oxford Lane Capital Corp.	(814,988)	(6,837,749)
Prospect Capital Corp.	(3,526,256)	(9,591,416)
TriplePoint Venture Growth BDC Corp.	(1,175,382)	(6,100,233)
TOTAL CLOSED-END FUNDS (Proceeds $31,388,141)		(22,529,398)

REAL ESTATE INVESTMENT TRUSTS - (1.0)%
Real Estate - (1.0)%
Data Center REITs - (1.0)%
Digital Realty Trust, Inc.	(28,078)	(4,975,422)
TOTAL REAL ESTATE INVESTMENT TRUSTS (Proceeds $4,764,302)		(4,975,422)

TOTAL SECURITIES SOLD SHORT - (58.3)% (Proceeds $300,989,170)		$(290,425,212)

Percentages are stated as a percent of net assets.
The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS is a service mark of MSCI, Inc. and S&P and has been licensed for use by U.S. Bank Global Fund Services.

MILITIA LONG/SHORT EQUITY ETF
SCHEDULE OF FORWARD CURRENCY CONTRACTS
February 28, 2026 (Unaudited)

Counterparty	Settlement Date	Currency Purchased		Currency Sold		Unrealized Appreciation (Depreciation)
U.S. Bancorp Investments, Inc.	03/31/2026	USD	$ 109,123,327	JPY	17,047,141,759	$(350,978)
Net Unrealized Appreciation (Depreciation)						$(350,978)

JPY - Japanese Yen
USD - United States Dollar

MILITIA LONG/SHORT EQUITY ETF

Summary of Fair Value Disclosures as of February 28, 2026 (Unaudited)

Militia Long/Short Equity ETF (the “Fund”) has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.
The following is a summary of the fair valuation hierarchy of the Fund’s securities as of February 28, 2026:

DESCRIPTION	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Assets
Investments
Common Stocks	$662,683,662	$—	$—	$662,683,662
Closed-End Funds	15,206,342	—	—	15,206,342
Money Market Funds	129,576	—	—	129,576
Total Investments	$678,019,580	$—	$—	$678,019,580

Liabilities
Investments
Exchange Traded Funds	$(229,807,487)	$—	$—	$(229,807,487)
Common Stocks	(33,112,905)	—	—	(33,112,905)
Closed-End Funds	(22,529,398)	—	—	(22,529,398)
Real Estate Investment Trusts	(4,975,422)	—	—	(4,975,422)
Total Investments	$(290,425,212)	$—	$—	$(290,425,212)

Other Financial Instruments
Forward Currency Contracts*	$—	$(350,978)	$—	$(350,978)
Total Other Financial Instruments	$—	$(350,978)	$—	$(350,978)

* The fair value of the Fund's investment represents the unrealized appreciation (depreciation) as of February 28, 2026.
Refer to the Schedule of Investments for further disaggregation of investment categories.

During the fiscal period ended February 28, 2026, the Fund did not invest in any Level 3 investments and recognized no transfers to/from Level 3. Transfers between levels are recognized at the end of the reporting period.